Common Stock and Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Common Stock and Stockholders' Equity

Note 9 — Common Stock and Stockholders’ Equity

Stock Plans — The Company’s employee and non-employee director stock plans are summarized as follows:

The 2010 Long-Term Incentive Plan (2010 Plan) was approved by the stockholders at the Annual Meeting of Stockholders on May 7, 2010. The 2010 Plan authorizes the compensation committee or the board of directors to issue stock options, stock appreciation rights, RSAs, RSUs, performance-based awards and other types of awards in cash or stock to key employees, consultants, and directors. The maximum number of shares of our common stock that may be delivered pursuant to the awards granted under the 2010 Plan is 5,800,000 shares of common stock.

On September 17, 2012, Gary Rich was elected as President and Chief Executive Officer of the company. As part of his employment agreement, he was granted 349,651 restricted stock units, which were granted outside of the Company’s 2010 Plan but are subject to substantially the same terms and conditions of other service-based restricted stock units granted by the Company to its executive officers.

The 2005 Long-Term Incentive Plan (2005 Plan) was approved by the stockholders at the Annual Meeting of Stockholders on April 27, 2005. The 2005 Plan authorizes the compensation committee or the board of directors to issue stock options, stock grants and various types of incentive awards in cash or stock to key employees, consultants and directors. During 2008, we obtained stockholder’s approval to increase the total number of common shares available for future awards under the 2005 Plan. This amendment to the 2005 Plan was approved by stockholders at our Annual Meeting on March 21, 2008. No further grants can be made under this plan.

Information regarding the Company’s Long-Term Incentive plans is summarized below:

Nonvested Shares	Shares	Weighted Average Grant-Date Fair Value
Nonvested at January 1, 2012	2,813,409	$6.91
Granted	1,558,347	5.37
Vested	(1,472,233)	4.86
Forfeited	(505,626)	5.44

Nonvested at December 31, 2012	2,393,897	$5.22

In 2012 and 2011, we issued 1,558,347 and 1,457,039, respectively, of restricted shares to selected key personnel. Total stock-based compensation expense recognized for the years ended December 31, 2012, 2011, and 2010 was $7.2 million, $5.9 million, and $5.5 million, respectively, all of which was related to nonvested stock. The total fair value of the shares vested during the years ended December 31, 2012, 2011, and 2010 was $7.2 million, $6.9 million, and $4.1 million, respectively. The fair value of RSA’s and RSU’s is determined based on the closing trading price of the company’s shares on the grant date. The weighted-average grant-date fair value of shares granted during the years 2012, 2011, and 2010 was $5.37, $5.61, and $4.54, respectively. Stock-based compensation expense is included in our consolidated statements of operations in both “General and administration expense” and “Operating expenses.”

Nonvested RSAs and RSUs at December 31, 2012 totaled 2,393,897 shares and total unrecognized compensation cost related to unamortized nonvested stock awards was $6.8 million as of December 31, 2012. The remaining unrecognized compensation cost related to non-vested stock awards will be amortized over a weighted-average vesting period of approximately 20.1 months.

During the year ended December 31, 2012, we granted to certain of our officers and key employees a total of 38,429 performance units under the 2010 Long Term Incentive Plan. Subsequent to the award of these performance units, 3,955 units were forfeited during 2012. During the year ended December 31, 2011, we granted to certain of our officers and key employees a total of 44,500 performance units under the 2010 Long Term Incentive Plan. Subsequent to the award of these performance units, 2,424 units were forfeited during 2011. Incentive grants included in this issuance were based on the attainment of pre-established performance goals. Each performance unit has a nominal value of $100.00. Awards are dependent upon our total stockholder return and return on capital employed relative to a peer group of companies over a three-year performance period. A maximum of 200 percent of the number of performance units granted may be earned if performance at the maximum level is achieved. Performance units can be settled in cash or stock at the discretion of the compensation committee of the board of directors and are, therefore, accounted for as liability awards and remeasured at each reporting date until settlement. Compensation expense recognized related to the performance units for the years ended December 31, 2012, 2011, and 2010 was $0.5 million, $2.1 million, and $2.7 million, respectively.

As of December 31, 2012 and 2011, we had 7,657,479 and 8,669,723, respectively, common stock shares reserved for issuance. As of December 31, 2012 and 2011, we had no stock options outstanding or exercisable and we had 1,411,371 and 1,709,963 shares held in treasury stock, respectively.